Significant capital and funding transactions - Summary of Common Shares Issued (Parenthetical) (Detail) - CAD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2020
Disclosure of classes of share capital [line items]
Book value of shares purchased for cancellation		$ 87		$ 814
Common shares [member]
Disclosure of classes of share capital [line items]
Fair value of shares purchased for cancellation	$ 0	87	$ 0	814
Book value of shares purchased for cancellation		$ 11		$ 97
Average cost of shares purchased for cancellation	$ 0	$ 100.34	$ 0	$ 103.62
Average book value of shares purchased for cancellation	$ 0	$ 12.35	$ 0	$ 12.34